Income Taxes - Provision for income taxes charged to operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for income taxes charged to operations
Current tax expense	$ 2
Provision (benefit) for income taxes	$ 2	$ 13
Predecessor
Provision for income taxes charged to operations
Current tax expense			$ 39	$ (12)	$ 1,419
Deferred tax expense				(9,609)	14,773
Provision (benefit) for income taxes			$ 39	$ (9,621)	$ 16,192